CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest and dividend income:
Loans, including fees	$ 73,327	$ 64,938
Securities:
Taxable	8,966	5,862
Tax exempt	110	132
Dividends	372	384
Interest-bearing deposits with banks	2,462	4,447
Total interest and dividend income	85,237	75,763
Interest expense:
Deposits	25,408	24,639
Other borrowed funds	1,553	1,702
Subordinated debentures	531	618
Total interest expense	27,492	26,959
Net interest income	57,745	48,804
Provision for credit losses	3,054	2,469
Net interest income after provision for credit losses	54,691	46,335
Noninterest income:
Service charges on deposit accounts	3,033	3,039
Trust fees	376	404
Income from bank owned life insurance and annuity assets	986	929
Mortgage banking income	182	163
Electronic refund check / deposit fees	676	675
Debit / credit card interchange income	5,164	4,968
Loss on sale of available for sale securities	(3,747)	0
Tax preparation fees	641	644
Other	1,659	2,349
Total noninterest income	8,970	13,171
Noninterest expense:
Salaries and employee benefits	24,909	27,782
Occupancy	2,017	1,938
Furniture and equipment	1,328	1,300
Professional fees	1,803	1,873
Marketing expense	1,205	820
FDIC insurance	698	648
Data processing	3,551	3,094
Software	2,363	2,260
Other	6,335	6,415
Total noninterest expense	44,209	46,130
Income before income taxes	19,452	13,376
Provision for income taxes	3,851	2,377
NET INCOME	$ 15,601	$ 10,999
Earnings per share (in dollars per share)	$ 3.31	$ 2.32